Interest in Joint Venture	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Interest in Joint Venture

Note 31. Interest in Joint Venture

The following table provides aggregated summarized financial information for the Group’s joint venture as it relates to the amounts recognized in the Group’s Consolidated Statements of Loss and Other Comprehensive Income/(Loss) and Consolidated Statements of Financial Position:

	Consolidated Statements of Loss and Other Comprehensive Income/(Loss)		Consolidated Statements of Financial Position
(SEK in thousands)	2025	2024	2025	2024
Polar Charge AB	1,430	282	13,027	11,597

For the Group, the investment in Polar Charge AB represents the only ownership interest in a non-group entity. Polar Charge AB is engaged in the activity of building out charging stations infrastructure across Sweden and then leasing the stations to the Group. The Group provides various expertise related to the design of the charging stations as well as marketing and branding.

The joint venture was formed during 2023, with the Group owning a 9% stake in Polar Charge AB. The Group has concluded it has joint control of the entity in accordance with IFRS 11 Joint Arrangements. Given the nature of Polar Charge AB’s activities, the joint venture is considered material to the Group under IFRS 12 Disclosure of Interests in Other Entities.

The following table provides summarized financial information relating to Polar Charge AB for the 12-month period ending December 31, 2025 and 2024 respectively. The information is presented on a 100% basis.

	For the year ended December 31,
(SEK in thousands)	2025	2024
Income statement
Revenue	6,969	4,750
Net profit before taxation	18,316	3,148
Taxation	(2,725)	(12)
Net profit for the year	15,592	3,136
Group’s share in net profit for the year - 9% (2024: 9)%	1,403	282

	As at December 31,
(SEK in thousands)	2025	2024
Balance sheet
Non-current assets	142,592	128,490
Current assets	8,046	9,648
Total assets	150,638	138,138
Current liabilities	3,200	9,316
Non-current liabilities	2,725	-
Total liabilities	5,925	9,316
Net assets	144,713	128,822
Group’s share in equity - 9% (2024: 9)%	13,024	11,594

In accordance with IAS 28 Investments in Associates and Joint Ventures, we evaluate impairment with regards to our investment in Polar Charge AB. No impairment charges were recorded in 2025 or 2024.

Transactions between the Group and its joint venture with Polar Charge AB are summarized in Note 28 Related party transactions.